Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Income Statement [Abstract]
Revenue	$ 3,643,538	$ 3,563,637	$ 3,345,854
Operating expenses:
Cost of revenue	2,349,488	2,306,892	2,167,052
Research and development	254,944	257,896	240,266
Selling, general and administrative	440,085	445,134	418,574
Amortization of purchased intangible assets and other	70,073	58,067	38,410
Restructuring charges	13,000
Total operating expenses	3,127,590	3,067,989	2,864,302
Operating income	515,948	495,648	481,552
Interest and other expense, net	2,544	6,098	6,075
Income before income taxes	513,404	489,550	475,477
Income taxes	67,241	67,428	63,038
Net income	$ 446,163	$ 422,122	$ 412,439
Basic earnings per share	$ 2.89	$ 2.65	$ 2.56
Diluted earnings per share	$ 2.85	$ 2.62	$ 2.53